Organization and Basis of Presentation - Schedule of Subsidiaries (Detail)	12 Months Ended																						12 Months Ended
	Dec. 31, 2013 Ascendium Group Limited ("Ascendium") [Member]	Dec. 31, 2013 Our Medical Services Limited ("OMS") [Member]	Dec. 31, 2013 Medstar Oversea Ltd. ("Medstar Overseas") [Member]	Dec. 31, 2013 US Proton Therapy Holdings Limited ("Proton BVI") [Member]	Dec. 31, 2013 US Proton Therapy Holdings Limited ("US Proton") [Member]	Dec. 31, 2013 Concord Medical Services (International) Pte. Ltd. ("China Medstar") (formerly known as China Medstar Pte. Limited) [Member]	Dec. 31, 2013 Cyber Medical Networks Limited ("Cyber") [Member]	Dec. 31, 2013 China Medical Services (Holdings) Limited ("CMS Holdings") [Member]	Dec. 31, 2013 King Cheers Holdings Limited ("King Cheers") [Member]
Dec. 31, 2013
Shenzhen Aohua Medical Technology and Services Co., Ltd ("AMT") (AMT merged from formerly known as Shenzhen Aohua Medical Leasing & Services Limited ("AMI") and Shenzhen Aohua Medical Services Co., Ltd ("AMS")) [Member]
											Dec. 31, 2013 Medstar (Shanghai) Leasing Co., Ltd. ("MSC") [Member]	Dec. 31, 2013 CMS Hospital Management Co., Ltd. ("CHM") [Member]	Dec. 31, 2013 Beijing Yundu Internet Technology Co., Ltd. ("Yundu") [Member]	Dec. 31, 2013 Tianjin Kangmeng Radiology Equipment Management Co., Ltd. ("TKM") [Member]	Dec. 31, 2013 Xi'AnWanjiehuaxiang Medical Technology Development Co., Ltd. ("CCICC") [Member]	Dec. 31, 2013 Shenzhen Lingdun Medical Investment & Management Co., Ltd. ("XLD") [Member]	Dec. 31, 2013 Guangzhou Concord Medical Cancer Hospital Co., Ltd. ("GZ Proton") [Member]	Dec. 31, 2013 Guangzhou Jinkangshenyou Investment Co., Ltd. ("JKSY") [Member]	Dec. 31, 2013 Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member]	Dec. 31, 2013 CAH [Member]	Dec. 31, 2013 CCM (Hong Kong) Medical Investments Limited ("CCM (HK)") [Member]	Jun. 03, 2013 CCM (Hong Kong) Medical Investments Limited ("CCM (HK)") [Member]	Dec. 31, 2013 CMS Radiotherapy Holdings Limited ("CMS (USA)") [Member]	Aug. 13, 2013 CMS Radiotherapy Holdings Limited ("CMS (USA)") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Sep. 10, 2007	Aug. 22, 1996	Sep. 22, 2011	May 16, 2011	Jun. 29, 2011	Aug. 08, 2003	May 26, 2006	Jul. 18, 2008	May 18, 2001	Feb. 21, 2008	Mar. 21, 2003	Jul. 23, 2008	Jul. 26, 2007	Apr. 22, 2010	Jul. 06, 2010	Aug. 25, 2010	Jun. 29, 2011	Aug. 12, 2010	Apr. 26, 2012	Dec. 31, 2002	Jun. 03, 2013		Aug. 13, 2013
Place of establishment	British Virgin Islands ("BVI")	BVI	BVI	BVI	United States of America	Singapore	Hong Kong	Hong Kong	Hong Kong	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	Hong Kong		United States of America
Percentage of ownership by the Company	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	52.00%	100.00%	70.00%	100.00%	100.00%	52.00%	100.00%	100.00%	100.00%	100.00%